Supplement to Symetra Spinnaker Advisor Variable Annuity Prospectus
                      Supplement dated April 30, 2013
            to Prospectus dated May 1, 2011 as supplemented


Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below.

PORTFOLIO NAME		        INVESTMENT OBJECTIVE	   INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
-------------------------------------------------------------------------------
Pioneer Select Mid Cap 		The Portfolio seeks  `	   Pioneer Investment
Growth VCT Portfolio - 		long-term capital growth.  Management, Inc.
Class I Shares


Effective April 29, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has made the following name changes:

Old Fund Name				New Fund Name(Effective April 29, 2013)
-------------------------------------------------------------------------------
Invesco Van Kampen V.I. American 	Invesco V.I. American Franchise Fund
Franchise Fund
Invesco Van Kampen V.I. Mid Cap 	Invesco V.I. Mid Cap Growth Fund
Growth Fund


Effective April 30, 2013, Calvert Variable Products, Inc. has made the following name change:

Old Fund Name				New Fund Name(Effective April 30, 2013)
-------------------------------------------------------------------------------
Calvert VP Barclays Capital Aggregate 	Calvert VP Investment Grade Bond Index
Bond Index Portfolio			Portfolio

Effective May 1, 2013, DWS Variable Series II made the following name change:

Old Fund Name				New Fund Name (Effective May 1, 2013)
-------------------------------------------------------------------------------
DWS Global Thematic VIP portfolio	DWS Global Growth VIP Portfolio.

      Supplement to Symetra Spinnaker Advisor Variable Annuity Prospectus
                       Supplement dated April 30, 2013
               to Prospectus dated May 1, 2011 as supplemented

The disclosure set forth below replaces the information under the section titled Inquiries found on page 7 of the prospectus.

INQUIRIES
If you need more information, please contact us at the following:



  New Business:	This Contract is no longer for sale.  For all communications
		regarding your existing Contract, please contact us at the Account Maintenance address listed below.

  Account 	For general correspondence, all written communications,
   Maintenance: including additional Purchase Payments, and other transactional
		inquiries, please contact us at:


		Symetra Life Insurance Company
		PO Box  305156
		Nashville, TN 37230-5156

		We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the Account Maintenance address listed above and delivered to our processing office.

  For Overnight	Symetra Life Insurance Company
   Mail:	100 Centerview Drive, Suite 100
		Nashville, TN 37214-3439

  By Phone:	1-800-796-3872

  On the 	http://www.symetra.com
  Internet:

      Supplement to Symetra Spinnaker Advisor Variable Annuity Prospectus
                      Supplement dated April 30, 2013
             to Prospectus dated May 1, 2011 as supplemented

The disclosure set forth below replaces the information found on pages 8-9 in the prospectus and any prior supplements.

================================================================================
                   ANNUAL PORTFOLIO OPERATING EXPENSES
                 (as a percentage of average net assets)
===============================================================================


The Total Annual Portfolio Expense Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2012. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

The table below shows the lowest and highest total operating expenses charged by the Portfolio companies. You can find more detailed information about the fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each Portfolio separately by reading the individual Portfolio prospectuses.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)		Lowest		Highest
Range of total annual Portfolio operating expenses 	0.49%		1.76%
(before any waivers or expense reimbursement)

Range of total annual Portfolio operating expenses 	0.49%		1.71%
(after any waiver or expense reimbursement) (2)
(1)	We reserve the right to implement, administer and charge you for
	any fee or restriction, including redemption fees imposed by any underlying Portfolio.

(2)	The range of total annual portfolio operating expenses after any
	waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2014. Advisors to certain Portfolios offered in the contract issued thereunder agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.


Explanation of Examples

The examples shown in your prospectus are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, Separate Account annual expenses (including the mortality and expense risk charge, the asset related administration charge and, if applicable, any additional riders), and the Portfolio fees and expenses. Changes to the Portfolio expenses affect the results of the examples in your prospectus. Although we have chosen not to update the examples here, they still generally show how expenses and charges affect your Contract Value.




You may request free copies of the Symetra Life Insurance Company financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com.